Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events
36	Subsequent events
a)	Acquisition of the Usend

After approval by the Central Bank of the acquisition of 100% (one hundred percent) of the Usend capital stock and approval by the American regulatory authorities, Inter informs its shareholders and the market in general that the conditions precedent for the closing of the operation were met on January 25, 2022, and Inter’s acquisition of USEND was completed.

USEND is an American company with 16 years of experience in the foreign exchange and financial services, offering, among other products, a digital Global Account solution for carrying out money transfers between countries. It has licenses to act as a Money Transmitter in more than 40 US states, and can offer US residents services such as digital wallet, debit card, bill payment, among others. Its base of more than 150,000 customers also has access to purchase gift cards and recharge cell phones

With the acquisition of USEND, Inter plans to start its financial activities in the United States, expanding its offer of financial and non-financial products for both American residents and its Brazilian clients, integrating USEND’s solutions to Inter’s platform. The main executives, including the founder and CEO, will continue to lead the American operation and integration, as well as the expansion into adjacent markets such as credit and securities brokerage, which are in Inter’s plans for the American territory.

b)	Change in corporate name

On April 8, 2022, the corporate name of “Inter Platform Inc” was changed to “Inter & Co, Inc”, through an official registry of companies in the Cayman Islands.

c)	New long term agreement with MasterCard

On March 31, 2022, we closed a new long-term incentives strategic agreement with MasterCard, the agreement aims to increase the issuance of credit, debit and prepaid cards and also increase the number of transactions and volume of payments flow for the next 10 years.

d)	Operational agreement between Banco Inter and Banco Mercantil do Brasil S.A.

On April 11, 2022, we entered into an operational agreement between Banco Inter and Banco Mercantil do Brasil S.A. with the purpose of jointly carrying out credit assignment operations, with Inter as the acquirer and Mercantil as the seller, exploring the complementarities of the institutions.